Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.4%
		Communication Services: 8.0%
947,153		AT&T, Inc.	$25,582,603	2.4
410,332		Fox Corp. - Class A	16,458,417	1.5
302,018		ViacomCBS, Inc. - Class B	11,932,731	1.1
187,667	(1)	Walt Disney Co.	31,747,626	3.0
			85,721,377	8.0

		Consumer Discretionary: 5.7%
150,545	(1)	Caesars Entertainment, Inc.	16,903,193	1.6
75,711	(1)	Expedia Group, Inc.	12,409,033	1.2
492,789		Gap, Inc.	11,186,310	1.0
55,675		McDonald's Corp.	13,423,799	1.2
48,649		Nike, Inc. - Class B	7,065,294	0.7
			60,987,629	5.7

		Consumer Staples: 7.0%
289,192		Coca-Cola Co.	15,173,904	1.4
347,988		Philip Morris International, Inc.	32,985,783	3.1
197,223		Walmart, Inc.	27,488,942	2.5
			75,648,629	7.0

		Energy: 6.0%
479,376		BP PLC ADR	13,101,346	1.2
103,874		Chevron Corp.	10,538,017	1.0
303,367		ConocoPhillips	20,559,182	1.9
158,709		Diamondback Energy, Inc.	15,024,981	1.4
75,933		Valero Energy Corp.	5,358,592	0.5
			64,582,118	6.0

		Financials: 21.9%
340,387	(2)	Apollo Global Management, Inc.	20,964,435	2.0
118,290		Assurant, Inc.	18,660,248	1.7
1,115,992		Bank of America Corp.	47,373,860	4.4
433,233		Bank of New York Mellon Corp.	22,458,799	2.1
132,276		Chubb Ltd.	22,947,241	2.1
574,013		Equitable Holdings, Inc.	17,013,745	1.6
161,842		PNC Financial Services Group, Inc.	31,662,769	2.9
525,355		Synchrony Financial	25,679,352	2.4
487,173		Truist Financial Corp.	28,572,696	2.7
			235,333,145	21.9

		Health Care: 18.0%
154,855	(2)	Alcon, Inc.	12,461,182	1.2
160,746		Baxter International, Inc.	12,928,801	1.2
288,458		Bristol-Myers Squibb Co.	17,068,060	1.6
80,411		Eli Lilly & Co.	18,578,962	1.7
209,272		Johnson & Johnson	33,797,428	3.1
72,771		McKesson Corp.	14,509,082	1.3
169,210		Medtronic PLC	21,210,473	2.0
36,916		Thermo Fisher Scientific, Inc.	21,091,218	2.0
83,095		UnitedHealth Group, Inc.	32,468,540	3.0
63,600		Zimmer Biomet Holdings, Inc.	9,308,496	0.9
			193,422,242	18.0

		Industrials: 12.2%
583,988		Howmet Aerospace, Inc.	18,220,426	1.7
97,553		L3Harris Technologies, Inc.	21,485,073	2.0
702,213		nVent Electric PLC	22,702,546	2.1
42,332		Old Dominion Freight Line	12,106,105	1.1
331,291		Raytheon Technologies Corp.	28,477,774	2.7
27,494		Roper Technologies, Inc.	12,265,898	1.2
43,944	(1)	United Rentals, Inc.	15,421,268	1.4
			130,679,090	12.2

		Information Technology: 7.6%
141,154		Dolby Laboratories, Inc.	12,421,552	1.2
94,071		Microchip Technology, Inc.	14,438,958	1.3
113,411		Motorola Solutions, Inc.	26,347,643	2.4
77,819		NXP Semiconductor NV - NXPI - US	15,242,408	1.4
132,683		SYNNEX Corp.	13,812,300	1.3
			82,262,861	7.6

		Materials: 4.0%
32,087		Air Products & Chemicals, Inc.	8,217,802	0.8
123,437	(1)	Alcoa Corp.	6,041,007	0.6
222,961		CF Industries Holdings, Inc.	12,445,683	1.1
99,657		Eastman Chemical Co.	10,039,446	0.9
44,467		Reliance Steel & Aluminum Co.	6,332,990	0.6
			43,076,928	4.0

		Real Estate: 4.1%
240,071		American Homes 4 Rent	9,151,506	0.8
60,680		ProLogis, Inc.	7,611,092	0.7
113,101	(1)	Ryman Hospitality Properties	9,466,554	0.9
177,838		Spirit Realty Capital, Inc.	8,187,662	0.8
192,262		UDR, Inc.	10,186,041	0.9
			44,602,855	4.1

		Utilities: 4.9%
85,471		Ameren Corp.	6,923,151	0.6
86,037		American Electric Power Co., Inc.	6,984,484	0.7
99,809		CMS Energy Corp.	5,961,591	0.6
88,494		Entergy Corp.	8,788,339	0.8
277,387		Exelon Corp.	13,408,888	1.2
440,822	(1),(3)	PRIME AET&D Holdings NO 1	–	–

Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Utilities: (continued)
171,465		Public Service Enterprise Group, Inc.	$10,442,218	1.0
			52,508,671	4.9

	Total Common Stock
	(Cost $933,773,654)		1,068,825,545	99.4

OTHER(4): –%
		Communications: –%
32,517	(3),(5)	Tribune Co. (Escrow)	–	–

		Energy: –%
1,685,000	(3),(5)	Samson Investment Co. (Escrow)	–	–

	Total Other
	(Cost $30,842)		–	–

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: –%
		Financial: –%
1,216,000	(3),(6)	Tropicana Entertainment LLC / Tropicana Finance Corp., 9.625%, 12/15/2014	–	–

	Total Corporate Bonds/Notes
	(Cost $787,908)		–	–

	Total Long-Term Investments
	(Cost $934,592,404)		1,068,825,545	99.4

SHORT-TERM INVESTMENTS: 1.1%
		Repurchase Agreements: 0.6%
1,536,055	(7)	Bank of America Inc., Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $1,536,057, collateralized by various U.S. Government Agency Obligations, 1.500%-5.000%, Market Value plus accrued interest $1,566,776, due 09/01/31-07/01/60)	1,536,055	0.2
1,536,055	(7)	Citigroup, Inc., Repurchase Agreement dated 09/30/21, 0.06%, due 10/01/21 (Repurchase Amount $1,536,058, collateralized by various U.S. Government Securities, 0.125%-2.750%, Market Value plus accrued interest $1,566,776, due 06/30/22-02/15/28)	1,536,055	0.1
1,536,055	(7)	Daiwa Capital Markets, Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $1,536,057, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $1,566,776, due 11/15/21-10/01/51)	1,536,055	0.1
71,357	(7)	JPMorgan Securities LLC, Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $71,357, collateralized by various U.S. Government Securities, 0.500%-2.875%, Market Value plus accrued interest $72,784, due 02/15/23-04/30/26)	71,357	0.0
1,536,055	(7)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $1,536,057, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,566,776, due 10/31/21-05/01/58)	1,536,055	0.2

	Total Repurchase Agreements
	(Cost $6,215,577)		6,215,577	0.6

Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.5%
5,371,000	(7),(8)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%	$5,371,000	0.5
192,000	(7),(8)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.030%	192,000	0.0
	Total Mutual Funds
	(Cost $5,563,000)		5,563,000	0.5

	Total Short-Term Investments
	(Cost $11,778,577)		11,778,577	1.1

	Total Investments in Securities			100.5
	(Cost $946,370,981)		$1,080,604,122
	Liabilities in Excess of Other Assets		(5,849,651)	(0.5)
	Net Assets		$1,074,754,471	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(5)	Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2021, the Portfolio held restricted securities with a fair value of $– or 0.0% of net assets. Please refer to the table below for additional details.
(6)	Defaulted security.
(7)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(8)	Rate shown is the 7-day yield as of September 30, 2021.

Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Common Stock
Communication Services	$85,721,377	$–	$–	$85,721,377
Consumer Discretionary	$60,987,629	$–	$–	$60,987,629
Consumer Staples	75,648,629	–	–	75,648,629
Energy	64,582,118	–	–	64,582,118
Financials	235,333,145	–	–	235,333,145
Health Care	193,422,242	–	–	193,422,242
Industrials	130,679,090	–	–	130,679,090
Information Technology	82,262,861	–	–	82,262,861
Materials	43,076,928	–	–	43,076,928
Real Estate	44,602,855	–	–	44,602,855
Utilities	52,508,671	–	–	52,508,671
Total Common Stock	1,068,825,545	–	–	1,068,825,545
Corporate Bonds/Notes	–	–	–	–
Other	–	–	–	–
Short-Term Investments	5,563,000	6,215,577	–	11,778,577
Total Investments, at fair value	$1,074,388,545	$6,215,577	$–	$1,080,604,122

At September 30, 2021, Voya Large Cap Value Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Samson Investment Co. (Escrow)	6/28/2017	$30,842	$–
Tribune Co. (Escrow)	8/16/2015	–	–
		$30,842	$–

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $968,372,626.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$150,554,996
Gross Unrealized Depreciation	(38,180,869)

Net Unrealized Appreciation	$112,374,127